WARRANT LIABILITY (Details)	3 Months Ended	4 Months Ended
	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Class of Warrant or Right [Line Items]
Public Warrants expiration term	5 years
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
Percentage of gross proceeds on total equity proceeds	60.00%
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement		20 days
Period of time within which registration statement is expected to become effective		60 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one		30 days
Warrant exercise period condition two		one year
Share price trigger used to measure dilution of warrant		$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		60
Warrant exercise price adjustment multiple		115
Warrant redemption price adjustment multiple		180
Restrictions on transfer period of time after business combination completion		30 days
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price		$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price		$ 10.00
Redemption price per public warrant (in dollars per share)		$ 0.10
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days